Note 4 - Accounts Receivable (Details) - Allowance for Doubtful Accounts (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Abstract]
Balance at Beginning of Period	$ 2,899	$ 108,750	$ 108,750	$ 39,000
Provisions, net	4,492	89,325	92,224	485,072
Balance at End of Period	7,391		2,899	108,750
Write-Off/Recovery	$ 0		$ (198,325)	$ (415,322)